Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2019
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
	June 30, 2019	December 31, 2018
Cash	$2,838,847	$2,443,938
Cash equivalent	18,549,777	16,482,995
	$21,388,624	$18,926,933